REVENUE (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Security related service and asset management income – third parties1		$ 257	$ 54
Trading of timepieces - third parties	47,381	32,873	13,288
- Asset management fee – related parties (Note 17(b))	9,278	4,236	766
- Advisory and consultancy fee – third parties	5,400	16,391	18,740
Total break down of revenue	$ 62,059	$ 53,757	$ 32,848